Selected Statements of Income Data	12 Months Ended
Dec. 31, 2021
Selected Statements of Income Data Disclosure [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 20:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2021	2020	2019
Total costs	$12,188	$12,091	$12,382
Less - capitalized software costs	(3,193)	(3,302)	(4,143)

Research and development, net	$8,995	$8,789	$8,239

b.	Financial expenses, net:

Bank charges and interest on loans offset by interest from short term deposits	$(844)	$(614)	$(374)
Interest income from marketable securities, net of amortization of premium on marketable securities	-	100	212
Loss arising from foreign currency translation and other	(2,311)	(403)	(1,007)

Financial expenses, net	$(3,155)	$(917)	$(1,169)